Condensed Consolidated Statements Of Cash Flows (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ 9.3	$ (9.1)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	49.0	37.5
Stock-based compensation	9.7	10.9
(Increase) decrease in fair value of warrant	(1.6)	5.3
Change in accounts receivable	(103.3)	(94.1)
Change in accounts payable	(127.6)	5.1
Changes in income taxes receivable and payable	47.6	(7.4)
Deferred revenue for solar energy systems	13.3	2.6
Working capital and other	(121.5)	(60.9)
Net cash used in operating activities	(225.1)	(110.1)
Cash flows from investing activities:
Capital expenditures	(205.4)	(46.2)
Construction of solar energy systems	(52.6)	(44.9)
Purchases of equity method investments	(20.7)
Payments to vendors for deposits and loans	(24.0)
Proceeds from sale and maturities of investments		8.0
Restricted cash	(19.1)	(4.4)
Other	(0.6)	6.1
Net cash used in investing activities	(322.4)	(81.4)
Cash flows from financing activities:
Senior notes issuance	550.0
Cash paid for SunEdison acquisition contingent consideration	(50.2)
Net repayments of customer deposits related to long-term supply agreements	(1.6)	(27.6)
Principal payments on long-term debt		(0.3)
Proceeds from financing obligations	109.2	72.8
Repayments of financing and capital lease obligations	(54.6)	(3.6)
Common stock repurchased	(2.6)
Return of investment and dividends to noncontrolling interest	(14.1)
Cash contributions from noncontrolling interests		5.4
Payment of debt financing fees	(20.0)	(6.6)
Net cash provided by financing activities	516.1	40.1
Effect of exchange rate changes on cash and cash equivalents	8.2	(3.4)
Net decrease in cash and cash equivalents	(23.2)	(154.8)
Cash and cash equivalents at beginning of period	707.3	632.7
Cash and cash equivalents at end of period	684.1	477.9
Supplemental schedule of non-cash financing activity:
Debt transferred to and assumed by buyer upon sale of solar energy systems	$ 66.1	$ 43.3